Credit Risk (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Disclosure of Exposures to Credit Risk by Segment	Exposures to credit risk arise in our business segments from:

Retail and Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Mortgages:
–Residential mortgages for customers
with good credit quality (prime
lending).
–We provide these mostly for owner-
occupiers, with buy-to-let mortgages
for non-professional landlords.
In Everyday Banking:
–Unsecured lending to individuals, such
as loans, credit cards and overdrafts.
–Banking services to businesses with
turnover up to £6.5m per annum and
simpler borrowing needs. We offer
loans, credit cards and overdrafts.

–Financing for cars, vans, motorbikes
and leisure vehicles through
Santander Consumer (UK) plc
(SCUK).
–Through our joint ventures, Hyundai
Capital UK Ltd and Volvo Car
Financial Services UK Limited, we
provide retail point of sale customer
finance and wholesale finance facilities
(stock finance).

–Loans, bank accounts, treasury
services, invoice discounting, cash
transmission, trade finance and asset
finance.
–We provide these to SMEs and mid-
sized corporates with turnover up to
£500m per annum, Commercial Real
Estate and Social Housing
associations.

–Asset and liability management of our
balance sheet.
–Exposures include financial institutions
(derivatives and other treasury
products), structured products, and
sovereign and supranational assets
chosen for diversification and liquidity.

Disclosure of Type of Credit Risk Mitigation by Portfolio	The types of credit risk mitigation, including collateral, across each of our portfolios are:

Portfolio	Description
Residential mortgages
Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.

Unsecured lending	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Business banking services
Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director, but we do not treat these as collateral. We consider the UK Government guarantee supporting losses on amounts lent under its
Coronavirus Loan Schemes as collateral with 100% for Bounce Back Loan Scheme (BBLS) and 80% for Coronavirus Business
Interruption Loan Scheme (CBILS).

The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance
Collateral is in the form of legal ownership of the vehicle for most loans, with the customer being the registered keeper. Only a very small proportion of business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure the value of the vehicle is appropriate.

The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
SME and mid corporate
Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral. Before agreeing the loan, we get an independent professional valuation of the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset charged to us. We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.

Commercial Real Estate
We take a first charge on commercial property as collateral. The loan is subject to criteria such as the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before advancing the loan and where appropriate, a bank representative visits the property. We also get an independent professional valuation which typically includes a site visit. Loan agreements typically allow us to obtain revaluations during the term of the loan.

Social Housing
We take a first charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.

The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products
These are our High Quality Liquid Assets (HQLA) in our Eligible Liquidity Pool. They are mainly Asset Backed Securities (ABS) and covered bonds, which hold senior positions in the creditor hierarchy. Their credit rating reflects over-collateralisation in the structure and the assets that underpin their cash flows.

Financial Institutions
We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

Disclosure of Types of Forbearance	The main types of forbearance we offer are:

Action	Description
Term extension
We can extend the loan term, making each monthly payment smaller. We may offer this if the customer is up to date with payments but shows signs of financial difficulties. We may also offer this if the loan is about to mature and refinancing is not possible on market terms.

Interest-only
Historical interest-only payments due to financial difficulties are classed as forborne.
For corporate customers, interest-only concessions are considered on a case by case basis. Concessions are only granted if the nature of the financial difficulties is assessed to be temporary. Counterparties are expected to recover in full and resume making full capital and interest payments once they are in a stronger financial position.

Other payment rescheduling, including capitalisation
For retail customers, we may add the arrears to the mortgage balance (this is known as capitalisation) if they cannot afford to increase their monthly payment to pay off their arrears in a reasonable time but have been making their monthly payments, usually for at least six months.
We can also capitalise property charges due to a landlord. We pay them for the customer to avoid the lease being forfeited. We may combine this help with term extensions and, in the past, interest-only concessions. In certain cases, we may offer interest rate concessions.
For corporate customers, we may lower or stop their payments until they have time to recover. We may reschedule payments to better match the customer’s cash flow – for example if the business is seasonal - or provide a temporary increase in facilities to cover peak demand ahead of their trading improving. We might do this by arrears capitalisation or drawing from an overdraft. We may also offer to provide new facilities, interest rate concessions and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

Disclosure of Other Ways to Manage Debt when Cutomer are in Financial Difficulty	When customers are in financial difficulty, we can also manage debt in other ways, depending on the facts of the specific case:

Action	Description
Waiving or changing covenants
If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.

Asking for more collateral or guarantees
If a borrower has unencumbered assets, we may accept more collateral in return for revised financing terms. We may also take a guarantee from companies in the same group and/or major shareholders. We only do this where we believe the guarantor can meet their commitment.

Asking for more equity
Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.

Disclosure of Key Metrics to Measure and Control Credit Risk	We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)
ECL tells us what credit risk is expected to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.

Stages 1, 2 and 3
We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage.

Stage 3 ratio
The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is a key indicator used to monitor underlying asset performance.

Expected Loss (EL)
EL is based on the CRD IV regulatory capital rules and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default, and we include direct and indirect costs. We base it on our risk models and our assessment of each customer’s credit quality. The rest of our Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS impairment accounting policy, see Note 1 to the
Consolidated Financial Statements.

Schedule of Macroeconomic Assumptions for Each Five Scenarios

		Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted(4)
		%	%	%	%	%	%
GDP(1)	2022 (actual)	4.3	4.3	4.3	4.3	4.3	4.3
	2023	0.6	0.5	0.5	0.5	0.3	0.5
	2024	1.0	0.4	(0.1)	(1.8)	(3.3)	(0.4)
	2025	2.1	1.3	0.2	(0.9)	(1.4)	0.6
	2026	2.4	1.5	0.5	0.4	0.6	1.1
	2027	2.4	1.4	0.3	0.7	2.2	1.4
	2028	2.4	1.4	0.3	0.8	2.6	1.4
	5-year average increase/decrease	2.1	1.2	0.3	(0.2)	0.1	N/A
	Peak/(trough) at(2)(3)	—	—	(0.2)	(2.8)	(5.1)	(1.1)
Bank Rate(1)	2022 (actual)	3.50	3.50	3.50	3.50	3.50	3.50
	2023	5.25	5.25	5.25	5.25	5.25	5.25
	2024	4.25	4.50	5.25	6.50	3.75	4.88
	2025	3.25	3.50	4.00	5.00	2.00	3.68
	2026	2.75	3.25	3.25	3.75	2.00	3.18
	2027	2.75	3.00	3.00	3.00	2.50	2.93
	2028	2.75	3.00	3.00	3.00	2.50	2.93
	5-year end period	2.75	3.00	3.00	3.00	2.50	N/A
	Peak/(trough) at	5.25	5.25	5.75	6.50	5.25	5.55
HPI(1)	2022 (actual)	5.0	5.0	5.0	5.0	5.0	5.0
	2023	(1.7)	(2.2)	(4.7)	(6.3)	(7.8)	(3.8)
	2024	2.0	(1.0)	(11.7)	(18.8)	(25.8)	(7.8)
	2025	6.5	2.5	3.4	3.6	3.6	3.3
	2026	5.1	3.0	2.1	1.6	1.6	2.7
	2027	4.0	3.0	3.0	1.6	1.6	2.7
	2028	3.6	3.0	3.1	1.8	1.8	2.7
	5-year average increase/decrease	4.3	2.0	(0.8)	(3.3)	(5.4)	N/A
	Peak/(trough) at(2)	(3.7)	(6.5)	(17.5)	(25.5)	(33.0)	(13.8)
Unemployment(1)	2022 (actual)	3.7	3.7	3.7	3.7	3.7	3.7
	2023	4.3	4.3	4.3	4.3	4.4	4.3
	2024	4.3	4.8	4.8	5.6	8.5	5.3
	2025	3.7	4.4	4.9	5.9	8.0	5.1
	2026	3.4	4.3	5.2	6.2	7.4	5.0
	2027	3.0	4.3	5.4	6.1	6.8	4.9
	2028	3.0	4.2	5.3	5.8	6.2	4.7
	5-year end period	3.0	4.2	5.3	5.8	6.2	N/A
	Peak/(trough) at	4.5	4.8	5.5	6.2	8.5	5.5
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
(2)GDP peak taken from GDP level at Q2-23 and HPI peak taken from HPI level at Q3-22.
(3)Reported as Peak/(trough) from 2023 to align with other metrics.
(4)The weighted peak to trough and 5 year peak calculations are based on the annual profiles shown.
The table below sets out our macroeconomic assumptions and their evolution throughout the forecast period for each of the five scenarios at 31 December 2022:

		Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted(5)
		%	%	%	%	%	%
GDP(1)	2021 (actual)	7.5	7.5	7.5	7.5	7.5	7.5
	2022	4.4	4.4	4.3	4.2	3.7	4.3
	2023	(1.0)	(1.3)	(1.9)	(2.7)	(6.4)	(2.2)
	2024	0.8	0.5	(0.3)	(0.9)	(0.7)	—
	2025	2.0	1.6	0.5	0.2	1.7	1.2
	2026	2.0	1.5	0.4	0.6	1.5	1.2
	5-year average increase/decrease	1.2	0.8	(0.2)	(0.5)	(0.6)	0.3
	Cumulative growth/(fall) to peak/(trough)(2)(4)	6.0	3.8	(0.8)	(2.2)	(3.1)	1.3
Bank Rate(1)	2021 (actual)	0.25	0.25	0.25	0.25	0.25	0.25
	2022	3.50	3.50	3.50	3.50	3.50	3.50
	2023	3.75	4.00	3.50	6.00	3.75	4.29
	2024	3.00	3.25	2.75	5.50	3.00	3.59
	2025	2.50	2.75	2.50	3.50	2.75	2.85
	2026	2.25	2.50	2.25	3.00	2.50	2.55
	5-year end period	2.25	2.50	2.25	3.00	2.50	2.55
	Peak/(trough) at(3)	3.75	4.00	3.50	6.00	4.00	4.31
HPI(1)	2021 (actual)	8.7	8.7	8.7	8.7	8.7	8.7
	2022	7.6	7.0	7.6	7.6	7.6	7.3
	2023	(8.8)	(10.0)	(10.0)	(10.9)	(15.8)	(10.7)
	2024	(4.3)	—	(6.7)	(8.8)	(14.3)	(4.4)
	2025	0.6	2.0	(3.1)	(4.9)	(4.1)	(0.8)
	2026	4.1	3.0	(0.2)	(0.6)	4.7	2.0
	5-year average increase/decrease	(0.7)	(0.6)	(3.8)	(4.7)	(4.8)	(2.3)
	Peak/(trough) at(3)	(12.8)	(11.2)	(19.0)	(23.1)	(30.7)	(16.8)
Unemployment(1)	2021 (actual)	4.0	4.0	4.0	4.0	4.0	4.0
	2022	3.7	3.8	3.7	3.7	4.4	3.8
	2023	4.7	4.7	5.1	5.5	8.5	5.3
	2024	4.5	5.1	5.4	5.9	8.0	5.6
	2025	4.5	4.5	5.8	6.4	7.4	5.4
	2026	4.4	4.3	6.1	6.6	6.8	5.3
	5-year end period	4.2	4.3	6.1	6.4	6.2	5.2
	Peak/(trough) at(3)	4.7	5.1	6.1	6.6	8.5	5.9
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
(2)This is the cumulative growth for the 5-year period.
(3)For GDP and house price growth it is the peak to trough change within the 5-year period; for the unemployment rate it is the peak; and for Bank Rate it is the peak or trough.
(4) If we had calculated GDP on the peak/(trough) basis as adopted for 2023 our upside scenario would have been (1.5%); base case scenario (1.9%); downside 1 (2.7%); stubborn inflation (4.0%); downside 2
(8.8%).
(5)The weighted peak to trough and 5-year peak calculations are based on the annual profiles shown.

Disclosure of Scenario Weights Applied To Scenarios	The scenario weights we applied for 2023 and 2022 were:

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
Scenario weights	%	%	%	%	%	%
2023	10	50	10	20	10	100
2022	5	50	15	20	10	100

Disclosure of Definition of Default by Segment	We define a financial instrument as in default (i.e. credit impaired) for the purpose of calculating ECL if it is more than three months past due, or if we have data that suggests the customer is unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail and Business Banking and Consumer Finance
–They have been reported bankrupt or insolvent and are in arrears
–Their loan term has ended, but they still owe us money more than three months later
–They have had forbearance while in default and have failed to perform under the new arrangement terms, or have had multiple forbearance. Performing forborne accounts while not in default are reported in Stage 2

–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property.
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value
–Loans restructured under financial difficulties, classified as forborne transactions, in last 12 months.

Disclosure of Quantitative Criteria to Identify When Exposure Has Increased Credit Risk	The criteria for 2023 and 2022 were:

Retail and Business Banking				Consumer Finance(2)	Corporate & Commercial Banking	Corporate Centre
Mortgages	Everyday Banking(1)
	Personal loans	Credit cards	Overdrafts
30bps	30bps	340bps	260bps	300bps	30bps	Internal rating method
(1)For larger business banking customers, we apply the same criteria that we use for Corporate & Commercial Banking.
(2)Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison.

Disclosure of Qualitative Criteria to Identify When Exposure Has Increased Credit Risk	We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of changes in PD. The criteria for 2023 and 2022 were:

Retail and Business Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Mortgages	Everyday Banking(1)
	Personal loans	Credit cards	Overdrafts
– In forbearance – Default in last 24m – 30 Days past due (DPD) in last 12m – Bankrupt – £100+ arrears	– In Collections – Default in last 12m – £50+ arrears	– In forbearance – Default in last 12m – In Collections – £100+ arrears – Behaviour score indicators	– Fees suspended – Default in last 12m – Debit dormant >35 days – Any excess in month	– In forbearance – Deceased or Insolvent – Court ‘Return of goods’ order or Police watchlist – Agreement terminated – Payment holiday – Cash Collection	– In forbearance – Default in last 12m – Watchlist: proactive management – Default at proxy origination	– Watchlist: proactive management
(1)For larger business banking customers, we apply the same criteria that we use for Corporate & Commercial Banking.

Disclosure of ECL by Segment

	Retail and Business Banking
		Everyday Banking		Consumer Finance	CCB	Corporate Centre	Total
	Mortgages	Credit Cards	Other
2023	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	132	123	123	62	240	—	680
Individually assessed	4	—	—	—	124	—	128
ECL before JAs	136	123	123	62	364	—	808
JAs (excluding Affordability and Cost of Living JAs)
Long-term indeterminate arrears	16	—	—	—	—	—	16
12+ months in arrears	14	—	—	—	—	—	14
UPL loss floor	—	—	6	—	—	—	6
Model underestimation	36	—	—	—	—	—	36
Corporate single large exposure	—	—	—	—	23	—	23
Other	12	1	3	4	(31)	—	(11)
Total JAs (excluding Affordability and Cost of Living JAs)	78	1	9	4	(8)	—	84
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain pressures	—	—	—	—	24	—	24
Secured affordability	9	—	—	4	—	—	13
Unsecured affordability	—	16	22	—	—	—	38
Mortgage refinancing risk	19	—	—	—	—	—	19
SME debt burden	—	—	6	—	—	—	6
Total Affordability and Cost of Living JAs	28	16	28	4	24	—	100
Total JAs	106	17	37	8	16	—	184
Total ECL	242	140	160	70	380	—	992

2022	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	133	112	93	65	194	—	597
Individually assessed	—	—	—	—	112	—	112
ECL before JAs	133	112	93	65	306	—	709
JAs (excluding Affordability and Cost of Living JAs)
Long-term indeterminate arrears	13	—	—	—	—	—	13
12+ months in arrears	22	—	—	—	—	—	22
UPL loss floor	—	—	15	—	—	—	15
Model underestimation	36	2	19	—	—	—	57
Corporate single large exposure	—	—	—	—	23	—	23
Other	20	1	10	2	3	—	36
Total JAs (excluding Affordability and Cost of Living JAs)	91	3	44	2	26	—	166
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain pressures	—	—	—	—	61	—	61
Mortgage affordability	27	—	—	—	—	—	27
Retail Unsecured Affordability	—	15	20	—	—	—	35
SME debt burden	—	—	7	—	—	—	7
Total Affordability and Cost of Living JAs	27	15	27	—	61	—	130
Total JAs	118	18	71	2	87	—	296
Total ECL	251	130	164	67	393	—	1,005

Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
2023	£m	£m	£m	£m	£m	£m
Exposure	294,877	294,877	294,877	294,877	294,877	294,877
Retail and Business Banking	201,977	201,977	201,977	201,977	201,977	201,977
Of which:
– Mortgages	181,188	181,188	181,188	181,188	181,188	181,188
Consumer Finance	5,228	5,228	5,228	5,228	5,228	5,228
CCB	27,277	27,277	27,277	27,277	27,277	27,277
Corporate Centre	60,395	60,395	60,395	60,395	60,395	60,395

ECL	833	896	991	1,176	1,410	992
Retail and Business Banking	419	465	536	689	889	542
Of which:
– Mortgages	141	174	234	363	562	242
Consumer Finance	68	69	70	72	72	70
CCB	346	362	385	415	449	380
Corporate Centre	—	—	—	—	—	—

2022	£m	£m	£m	£m	£m	£m
Exposure	306,284	306,284	306,284	306,284	306,284	306,284
Retail and Business Banking	213,557	213,557	213,557	213,557	213,557	213,557
Of which:
– Mortgages	192,346	192,346	192,346	192,346	192,346	192,346
Consumer Finance	5,740	5,740	5,740	5,740	5,740	5,740
CCB	28,277	28,277	28,277	28,277	28,277	28,277
Corporate Centre	58,710	58,710	58,710	58,710	58,710	58,710

ECL	930	932	993	1,149	1,383	1,005
Retail and Business Banking	489	497	529	647	830	544
Of which:
– Mortgages	214	218	244	324	501	251
Consumer Finance	65	66	65	68	69	67
CCB	376	369	399	434	484	394
Corporate Centre	—	—	—	—	—	—

Schedule of Impact on Profit Before Tax of Applying an Immediate and Permanent House Price Increase or Decrease to Our Base Case Economic Scenario Explanatory

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2023	70	38	(54)	(155)
2022	48	32	(61)	(176)

Disclosure of Factors to Measure ECL	For accounts not in default at the reporting date, we estimate a monthly ECL for each exposure and for each month over the forecast period. The lifetime ECL is the sum of the monthly ECLs over the forecast period, while the 12-month ECL is limited to the first 12 months. We calculate each monthly ECL as the discounted value for the relevant forecast month of the product of the following factors:

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)
The likelihood of a borrower defaulting in the following month, assuming it has not closed or defaulted since the reporting date. For each month in the forecast period, we estimate the monthly PD from a range of factors. These include the current risk grade for the exposure, which becomes less relevant further into the forecast period, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.

Exposure at default (EAD)
The amount we expect to be owed if a default event occurs. We determine EAD for each month of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default.
For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.

Loss given default (LGD)
Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we take into account collateral values as well as the historical discounts to market/book values due to forced sales type.

Disclosure of Maximum and Net Exposure to Credit Risk	The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral(1)
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting(2)	Net exposure
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	38.2	—	38.2	—	—	—	—	—	—	38.2
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Retail Mortgages(4)	172.9	(0.2)	172.7	8.3	—	8.3	—	(175.4)	—	5.6
–Corporate loans	18.3	(0.3)	18.0	8.9	—	8.9	(0.1)	(15.3)	—	11.5
–Finance leases	4.6	(0.1)	4.5	—	—	—	—	(4.5)	—	—
–Accrued interest and other adjustments	0.9	—	0.9	—	—	—	—	—	—	0.9
–Other unsecured loans	7.1	(0.3)	6.8	13.8	(0.1)	13.7	—	—	—	20.5
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.5	—	4.5	—	—	—	—	—	—	4.5
Total loans and advances to customers	208.3	(0.9)	207.4	31.0	(0.1)	30.9	(0.1)	(195.2)	—	43.0
–Loans and advances to banks	1.1	—	1.1	0.5	—	0.5	—	—	—	1.6
–Reverse repurchase agreements – non trading	12.5	—	12.5	—	—	—	—	(12.4)	(0.1)	—
–Other financial assets at amortised cost	0.2	—	0.2	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	222.1	(0.9)	221.2	31.5	(0.1)	31.4	(0.1)	(207.6)	(0.1)	44.8
Financial assets at fair value at FVOCI:
–Debt securities	8.5	—	8.5	—	—	—	—	—	—	8.5
Total financial assets at FVOCI	8.5	—	8.5	—	—	—	—	—	—	8.5
Total	268.8	(0.9)	267.9	31.5	(0.1)	31.4	(0.1)	(207.6)	(0.1)	91.5

2022
Cash and balances at central banks	44.2	—	44.2	—	—	—	—	—	—	44.2
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Retail Mortgages(4)	184.3	(0.2)	184.1	8.0	—	8.0	—	(187.4)	—	4.7
–Corporate loans	19.1	(0.4)	18.7	9.3	—	9.3	(0.1)	(16.5)	—	11.4
–Finance leases	4.6	(0.1)	4.5	0.4	—	0.4	—	(4.8)	—	0.1
–Accrued interest and other adjustments	0.7	—	0.7	—	—	—	—	—	—	0.7
–Other unsecured loans	7.7	(0.2)	7.5	13.7	(0.1)	13.6	—	—	—	21.1
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.2	—	4.2	—	—	—	—	—	—	4.2
Total loans and advances to customers	220.6	(0.9)	219.7	31.4	(0.1)	31.3	(0.1)	(208.7)	—	42.2
–Loans and advances to banks	1.0	—	1.0	0.4	—	0.4	—	—	—	1.4
–Reverse repurchase agreements – non trading	7.3	—	7.3	—	—	—	—	(7.3)	—	—
–Other financial assets at amortised cost	0.2	—	0.2	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	229.1	(0.9)	228.2	31.8	(0.1)	31.7	(0.1)	(216.0)	—	43.8
Financial assets at FVOCI:
–Debt securities	6.0	—	6.0	—	—	—	—	—	—	6.0
Total financial assets at FVOCI	6.0	—	6.0	—	—	—	—	—	—	6.0
Total	279.3	(0.9)	278.4	31.8	(0.1)	31.7	(0.1)	(216.0)	—	94.0
(1)The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk - Credit risk management’ section.
(3)Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(4)The collateral value shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.

Disclosure of Difference Between Maximum and Net Exposure to Credit Risk	The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral(1)		Netting(2)	Net exposure
		Cash	Non-cash
2023	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	1.4	(0.8)	—	(0.5)	0.1
–Other financial assets at FVTPL	0.3	—	—	—	0.3
Total	1.7	(0.8)	—	(0.5)	0.4

2022
Financial assets at FVTPL:
–Derivative financial instruments	2.4	—	(1.7)	(0.5)	0.2
–Other financial assets at FVTPL	0.1	—	—	—	0.1
Total	2.5	—	(1.7)	(0.5)	0.3
(1)The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions;
and receivables.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.

Disclosure of Equivalent Credit Rating Grade used by Standard and Poors Ratings Services	In the final column of the table we show the approximate
equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

Santander UK risk grade	PD range
	Mid	Lower	Upper	S&P equivalent
	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D

Disclosure of Credit Rating of Financial Assets Subject to Credit Risk	The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 apply. Financial assets with low risk concentrations are not included and are all investment grade. JAs are incorporated in the balances. For more on the credit rating profiles of key portfolios, see the credit risk review section for each business segment.

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other(1)(2)
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers(2)	5.3	34.2	84.4	48.9	14.6	8.3	5.4	7.2	(0.9)	207.4
–Stage 1	5.3	33.1	80.4	43.6	10.3	2.8	0.3	6.9	(0.1)	182.6
–Stage 2	—	1.1	4.0	5.3	4.3	5.4	2.4	0.1	(0.4)	22.2
–Stage 3	—	—	—	—	—	0.1	2.7	0.2	(0.4)	2.6
Of which mortgages:	5.2	32.5	79.9	41.5	6.6	3.7	3.5	—	(0.2)	172.7
–Stage 1	5.2	31.4	75.9	36.3	3.6	0.4	0.2	—	—	153.0
–Stage 2	—	1.1	4.0	5.2	3.0	3.2	1.4	—	(0.1)	17.8
–Stage 3	—	—	—	—	—	0.1	1.9	—	(0.1)	1.9

Total off–balance sheet	—	6.3	7.0	6.8	4.6	1.7	0.4	4.7	(0.1)	31.4
–Stage 1	—	6.3	6.9	6.7	4.4	1.2	0.1	4.7	—	30.3
–Stage 2	—	—	0.1	0.1	0.2	0.5	0.2	—	(0.1)	1.0
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1

	Santander UK risk grade								Total	Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other(1)(2)
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.2	0.1	—	0.4	1.8
–Stage 3	—	—	—	—	—	—	0.4	—	0.4	13.3
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	0.6
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.0

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other(1)(2)		Total
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	9.5	35.9	85.6	52.1	15.2	9.2	5.4	7.7	(0.9)	219.7
–Stage 1	9.5	35.6	83.9	47.9	11.1	3.9	0.5	7.3	(0.1)	199.6
–Stage 2	—	0.3	1.7	4.2	4.1	5.2	2.6	0.2	(0.5)	17.8
–Stage 3	—	—	—	—	—	0.1	2.3	0.2	(0.3)	2.3
Of which mortgages:	9.5	33.4	82.3	45.0	7.2	3.8	3.1	—	(0.2)	184.1
–Stage 1	9.5	33.1	80.7	41.1	4.1	0.5	0.1	—	—	169.1
–Stage 2	—	0.3	1.6	3.9	3.1	3.2	1.3	—	(0.1)	13.3
–Stage 3	—	—	—	—	—	0.1	1.7	—	(0.1)	1.7

Total off–balance sheet	0.1	7.2	6.9	6.5	4.9	2.1	0.4	3.7	(0.1)	31.7
–Stage 1	0.1	7.2	6.8	6.4	4.7	1.7	0.2	3.7	—	30.8
–Stage 2	—	—	0.1	0.1	0.2	0.4	0.1	—	(0.1)	0.8
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1

	Santander UK risk grade									Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other(1)(2)	Total
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.2	0.2	—	0.5	2.8
–Stage 3	—	—	—	—	—	—	0.3	—	0.3	13.0
Of which mortgages:	—	—	—	—	0.1	0.1	—	—	0.2	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	0.1	—	—	—	0.1	0.8
–Stage 3	—	—	—	—	—	0.1	—	—	0.1	5.9

Total off–balance sheet	—	—	—	—	—	—	0.1	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	0.1	—	0.1	12.5
–Stage 3	—	—	—	—	—	—	—	—	—	—
(1)Includes Joint Ventures and Business Banking (including BBLs balances). We use scorecards for these items, rather than rating models. Off-balance sheet exposures also include residential mortgage offers in the pipeline.
(2)Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.

Disclosure of Credit Performance

	31 December 2023	31 December 2022
	%	%
Mortgages	0.80	0.62
Credit Cards	0.51	0.49
UPL	0.73	0.61
Overdrafts	2.43	2.24
Business Banking	4.15	3.47
Consumer Finance	0.43	0.44

	2023	2022
	£m	£m
Mortgage loans and advances to customers	172,859	184,317
of which:
–Stage 1	152,975	169,066
–Stage 2	17,876	13,424
–Stage 3	2,008	1,827
Loss allowances(1)	242	251

	%	%
Stage 1 ratio(2)	88.50	91.73
Stage 2 ratio(2)	10.34	7.28
Stage 3 ratio	1.17	1.00
(1)The ECL allowance is for both on and off–balance sheet exposures.
(2)Stage 1/Stage 2 exposures as a percentage of customer loans.

		Portfolio of particular interest(1)
	Total	Interest-only	Part interest- only, part repayment (2)	Flexible	LTV >100%	Buy-to-let	Other portfolio
2023	£m	£m	£m	£m	£m	£m	£m
Mortgage portfolio	172,859	38,825	12,584	5,418	445	15,585	118,981
–Stage 1	152,975	32,012	10,896	4,420	276	13,887	107,834
–Stage 2	17,876	5,829	1,449	744	104	1,647	10,402
–Stage 3	2,008	984	239	254	65	51	745
Stage 3 ratio	1.17%	2.55%	1.90%	5.01%	14.57%	0.33%	0.63%
Properties in possession	23	12	3	2	5	1	8
Balance weighted LTV (indexed)	51%	48%	51%	37%	116%	60%	53%

2022
Mortgage portfolio	184,317	40,825	13,510	6,765	370	16,799	126,996
–Stage 1	169,066	35,702	12,143	5,713	217	15,884	118,507
–Stage 2	13,424	4,250	1,149	839	101	876	7,791
–Stage 3	1,827	873	218	213	52	39	698
Stage 3 ratio	1.00%	2.16%	1.62%	3.45%	13.94%	0.23%	0.55%
Properties in possession	47	18	8	3	7	1	16
Balance weighted LTV (indexed)	50%	47%	49%	36%	117%	58%	52%
(1)Where a loan falls into more than one category, we include it in all the categories that apply. As a result, the sum of the mortgages in the segments of particular interest and the other portfolio does not agree to the total mortgage portfolio.
(2)Mortgage balance includes both the interest-only part of £9,531m (2022: £10,010m) and the non-interest-only part of the loan.

	Business banking	Other unsecured
		Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2023	£m	£m	£m	£m	£m	£m
Loans and advances to customers	1,819	2,064	2,674	471	5,209	7,028
of which:
–Stage 1	1,574	1,743	2,283	207	4,233	5,807
–Stage 2	115	294	345	236	875	990
–Stage 3	130	27	46	28	101	231
Loss allowances(1)	16	66	140	78	284	300
Stage 3 undrawn exposures	2				37	39
Stage 3 ratio	7.25%				2.65%	3.83%
Gross write-offs (12 months)	11				119	130

2022
Loans and advances to customers	2,519	1,982	2,558	461	5,001	7,520
of which:
–Stage 1	2,223	1,730	2,192	155	4,077	6,300
–Stage 2	133	231	329	282	842	975
–Stage 3	163	21	37	24	82	245
Loss allowances(1)	19	62	130	82	274	293
Stage 3 undrawn exposures	3				32	35
Stage 3 ratio	6.58%				2.27%	3.71%
Gross write-offs (12 months)	11				99	110
(1)The ECL allowance is for both on and off–balance sheet exposures.

	2023	2022
	£m	£m
Loans and advances to customers	5,228	5,384
of which:
–Stage 1	4,870	5,005
–Stage 2	330	350
–Stage 3	28	29
Loss allowances(1)	70	67
Stage 3 ratio	0.53%	0.54%
Gross write-offs	23	19
(1)The ECL allowance is for both on and off–balance sheet exposures.
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2023 and 31 December 2022.

	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total(1)	Loss allowances
2023	£m	£m	£m	£m	£m	£m
SME and mid corporate	10,140	462	1,447	627	12,676	341
Commercial Real Estate	4,734	10	496	118	5,358	39
Social Housing	7,752	—	204	—	7,956	—
	22,626	472	2,147	745	25,990	380

2022
SME and mid corporate	11,796	431	1,383	513	14,123	355
Commercial Real Estate	4,765	103	480	59	5,407	38
Social Housing	7,978	46	10	—	8,034	1
	24,539	580	1,873	572	27,564	394
(1)Includes committed facilities and derivatives.

Disclosure of IFRS 9 Credit Quality	Total on-balance sheet exposures at 31 December 2023 comprised £203.1bn of customer loans, loans and advances to banks of £1.1bn, £12.6bn of sovereign assets measured at amortised cost, £8.5bn of assets measured at FVOCI, and £38.2bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2023	£m	£m	£m	£m
Exposures
On-balance sheet
Retail and Business Banking	158,782	18,866	2,239	179,887
Consumer Finance	4,870	330	28	5,228
CCB	13,822	3,418	699	17,939
Corporate Centre	60,395	—	—	60,395
Total on-balance sheet	237,869	22,614	2,966	263,449
Off-balance sheet
Retail and Business Banking(1)	21,597	434	59	22,090
Consumer Finance	—	—	—	—
CCB	8,745	547	46	9,338
Corporate Centre	—	—	—	—
Total off-balance sheet(2)	30,342	981	105	31,428
Total exposures	268,211	23,595	3,071	294,877

ECL
On-balance sheet
Retail and Business Banking	57	273	169	499
Consumer Finance	21	30	19	70
CCB	64	118	163	345
Corporate Centre	—	—	—	—
Total on-balance sheet	142	421	351	914
Off-balance sheet
Retail and Business Banking	16	26	1	43
Consumer Finance	—	—	—	—
CCB	12	14	9	35
Corporate Centre	—	—	—	—
Total off-balance sheet	28	40	10	78
Total ECL	170	461	361	992

Coverage ratio(3)%		%	%	%
On-balance sheet
Retail and Business Banking	—	1.4	7.5	0.3
Consumer Finance	0.4	9.0	68.5	1.3
CCB	0.5	3.5	23.4	1.9
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	1.9	11.8	0.3
Off-balance sheet
Retail and Business Banking	0.1	6.0	2.8	0.2
Consumer Finance	—	—	—	—
CCB	0.1	2.5	20.2	0.4
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	4.1	10.4	0.2
Total coverage	0.1	2.0	11.8	0.3
(1)Off-balance sheet exposures include£3.3bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31.
(3)ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2022 comprised £215.7bn of customer loans, loans and advances to banks of £1.0bn, £7.5bn of sovereign assets measured at amortised cost, £6.0bn of assets measured at FVOCI, and £44.2bn of cash and balances at central banks.

	Gross write-offs	Stage 1	Stage 2	Stage 3	Total
2022	£m	£m	£m	£m	£m
Exposures
On-balance sheet
Retail and Business Banking		175,365	14,399	2,072	191,836
Consumer Finance		5,005	350	29	5,384
CCB		14,507	3,476	535	18,518
Corporate Centre		58,710	—	—	58,710
Total on-balance sheet		253,587	18,225	2,636	274,448
Off-balance sheet
Retail and Business Banking(1)		21,175	490	56	21,721
Consumer Finance		356	—	—	356
CCB		9,310	412	37	9,759
Corporate Centre		—	—	—	—
Total off-balance sheet(2)		30,841	902	93	31,836
Total exposures		284,428	19,127	2,729	306,284

ECL and Gross Write-offs
On-balance sheet
Retail and Business Banking	113	56	295	151	502
Consumer Finance	19	19	27	21	67
CCB	24	69	155	138	362
Corporate Centre	—	—	—	—	—
Total on-balance sheet	156	144	477	310	931
Off-balance sheet
Retail and Business Banking	—	12	28	2	42
Consumer Finance	—	—	—	—	—
CCB	—	14	11	7	32
Total off-balance sheet	—	26	39	9	74
Total ECL	156	170	516	319	1,005

Coverage ratio(3)%			%	%	%
On-balance sheet
Retail and Business Banking		—	2.0	7.3	0.3
Consumer Finance		0.4	7.7	72.4	1.2
CCB		0.5	4.5	25.8	2.0
Corporate Centre		—	—	—	—
Total on-balance sheet		0.1	2.6	11.8	0.3
Off-balance sheet
Retail and Business Banking		0.1	5.7	3.6	0.2
Consumer Finance		—	—	—	—
CCB		0.2	2.7	18.9	0.3
Total off-balance sheet		0.1	4.3	9.7	0.2
Total coverage		0.1	2.7	11.7	0.3
(1)Off-balance sheet exposures include £2.8bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31.
(3)ECL as a percentage of the related exposure.

Disclosure of Stage 2 Exposures by Classification	The following table analyses our Stage 2 exposures and ECL by the reason the exposure is classified as Stage 2.

2023		PD deterioration	Forbearance	Other	30 DPD	Secured affordability	Unsecured affordability	Mortgage Refinancing	High risk corporate	Total
Retail and Business Banking - Mortgages	Exposure £m	5,877	516	265	560	2,889	—	7,769	—	17,876
	ECL £m	65	2	3	11	9	—	19	—	109
Consumer Finance	Exposure £m	115	—	126	25	64	—	—	—	330
	ECL £m	10	—	5	11	4	—	—	—	30
CCB	Exposure £m	1,809	85	533	93	—	—	—	898	3,418
	ECL £m	75	2	17	2	—	—	—	22	118
Corporate Centre	Exposure £m	—	—	—	—	—	—	—	—	—
	ECL £m	—	—	—	—	—	—	—	—	—
Total Drawn	Exposure £m	8,345	601	960	856	2,953	232	7,769	898	22,614
	ECL £m	249	4	33	46	13	35	19	22	421
Undrawn	ECL £m	28	—	4	3	—	3	—	2	40
Total Reported	Exposure £m	9,160	601	1,152	893	2,889	233	7,769	898	23,595
	ECL £m	277	4	37	49	13	38	19	24	461

2022
Retail and Business Banking - Mortgages	Exposure £m	7,310	449	241	463	4,961	—	n/a	—	13,424
	ECL £m	86	2	5	10	27	—	n/a	—	130
Consumer Finance	Exposure £m	159	—	164	27	—	—	n/a	—	350
	ECL £m	11	—	6	10	—	—	n/a	—	27
CCB	Exposure £m	1,548	64	684	214	—	—	n/a	966	3,476
	ECL £m	81	4	1	10	—	—	n/a	59	155
Corporate Centre	Exposure £m	—	—	—	—	—	—	n/a	—	—
	ECL £m	—	—	—	—	—	—	n/a	—	—
Total Drawn	Exposure £m	9,560	513	1,137	890	4,961	198	n/a	966	18,225
	ECL £m	284	6	22	48	27	31	n/a	59	477
Undrawn	ECL £m	19	—	8	6	—	4	n/a	2	39
Total Reported	Exposure £m	10,323	625	1,116	937	4,961	199	n/a	966	19,127
	ECL £m	303	6	30	54	27	35	n/a	61	516

Disclosure of ECL Reconciliation	The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL , and the total assets as presented in the Consolidated Balance Sheet. The Credit risk review disclosures exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2023	£m	£m	£m	£m	£m
Retail and Business Banking(1)(2)	179,887	499	179,388	22,090	43
Consumer Finance	5,228	70	5,158	—	—
Corporate & Commercial Banking	17,939	345	17,594	9,338	35
Corporate Centre	60,395	—	60,395	—	—
Total exposures presented in Credit Quality tables	263,449	914	262,535	31,428	78
Joint ventures			4,544
Other items			751
Adjusted net carrying amount			267,830
Assets classified at FVTPL			1,694
Non-financial assets(3)			5,924
Total assets per the Consolidated Balance Sheet			275,448

2022
Retail and Business Banking(1)(2)	191,836	502	191,334	21,721	42
Consumer Finance	5,384	67	5,317	356	—
Corporate & Commercial Banking	18,518	362	18,156	9,759	32
Corporate Centre	58,710	—	58,710	—	—
Total exposures presented in Credit Quality tables	274,448	931	273,517	31,836	74
Joint ventures			4,164
Other items			745
Adjusted net carrying amount			278,426
Assets classified at FVTPL			2,536
Non-financial assets(3)			4,251
Total assets per the Consolidated Balance Sheet			285,213
(1)Off-balance sheet exposures include offers in the pipeline and undrawn flexible mortgages products.
(2)Off-balance sheet exposures include credit cards.
(3)Non-financial assets include £632m (2022: £2,657m) of Macro hedge of interest rate risk.
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	284,428	170	19,127	516	2,729	319	306,284	1,005
Transfers from Stage 1 to Stage 2(3)	(12,945)	(9)	12,945	9	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	5,913	111	(5,913)	(111)	—	—	—	—
Transfers to Stage 3(3)	(598)	(6)	(920)	(38)	1,518	44	—	—
Transfers from Stage 3(3)	28	1	304	15	(332)	(16)	—	—
Transfers of financial instruments	(7,602)	97	6,416	(125)	1,186	28	—	—
Net ECL remeasurement on stage transfer(4)	—	(111)	—	145	—	130	—	164
Change in economic scenarios(2)	—	29	—	(33)	—	9	—	5
New lending and assets purchased(5)	25,409	28	562	45	59	20	26,030	93
Redemptions, repayments and assets sold(7)	(33,805)	(35)	(3,017)	(53)	(886)	(46)	(37,708)	(134)
Changes in risk parameters and other movements(6)	(219)	(8)	507	(34)	395	133	683	91
Assets written off(7)	—	—	—	—	(412)	(232)	(412)	(232)
At 31 December 2023	268,211	170	23,595	461	3,071	361	294,877	992
Net movement in the period	(16,217)	—	4,468	(55)	342	42	(11,407)	(13)

ECL (release)/charge to the Income Statement		—		(55)		274		219
Less: Discount unwind		—		—		(21)		(21)
Less: Recoveries net of collection costs		—		—		7		7
Total ECL (release)/charge to the Income Statement		—		(55)		260		205

At 1 January 2022	292,366	132	17,964	330	3,017	403	313,347	865
Transfers from Stage 1 to Stage 2(3)	(9,100)	(25)	9,100	25	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	7,207	133	(7,207)	(133)	—	—	—	—
Transfers to Stage 3(3)	(621)	(4)	(624)	(32)	1,245	36	—	—
Transfers from Stage 3(3)	10	1	758	150	(768)	(151)	—	—
Transfers of financial instruments	(2,504)	105	2,027	10	477	(115)	—	—
Net ECL remeasurement on stage transfer(4)	—	(110)	—	98	—	110	—	98
Change in economic scenarios(2)	—	37	—	123	—	3	—	163
New lending and assets purchased(5)	48,194	42	1,119	76	64	24	49,377	142
Redemptions, repayments and assets sold(7)	(54,546)	(35)	(2,065)	(60)	(950)	(35)	(57,561)	(130)
Changes in risk parameters and other movements(6)	918	(1)	82	(61)	375	86	1,375	24
Assets written off(7)	—	—	—	—	(254)	(157)	(254)	(157)
At 31 December 2022	284,428	170	19,127	516	2,729	319	306,284	1,005
Net movement in the period	(7,938)	38	1,163	186	(288)	(84)	(7,063)	140

ECL charge/(release) to the Income Statement		38		186		73		297
Less: Discount unwind		—		—		(13)		(13)
Less: Recoveries net of collection costs		—		—		36		36
Total ECL charge/(release) to the Income Statement		38		186		96		320
(1)Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
(3)Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
(4)Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
(6)Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
(7)Exposures and ECL for facilities that existed at the start of the period but not at the end.
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 67 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	176,965	25	13,533	131	1,848	95	192,346	251
Transfers from Stage 1 to Stage 2(3)	(10,791)	(3)	10,791	3	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,778	30	(4,778)	(30)	—	—	—	—
Transfers to Stage 3(3)	(335)	(3)	(566)	(15)	901	18	—	—
Transfers from Stage 3(3)	14	—	277	9	(291)	(9)	—	—
Transfers of financial instruments	(6,334)	24	5,724	(33)	610	9	—	—
Net ECL remeasurement on stage transfer(4)	—	(28)	—	40	—	22	—	34
Change in economic scenarios(2)	—	—	—	(2)	—	3	—	1
New lending and assets purchased(5)	12,947	4	154	3	5	1	13,106	8
Redemptions, repayments and assets sold(7)	(23,081)	(6)	(1,752)	(12)	(417)	(14)	(25,250)	(32)
Changes in risk parameters and other movements(6)	666	5	338	(17)	36	3	1,040	(9)
Assets written off (7)	—	—	—	—	(54)	(11)	(54)	(11)
At 31 December 2023	161,163	24	17,997	110	2,028	108	181,188	242
Net movement in the period	(15,802)	(1)	4,464	(21)	180	13	(11,158)	(9)

ECL (release)/charge to the Income Statement		(1)		(21)		24		2
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		28		28
Total ECL (release)/charge to the Income Statement		(1)		(21)		49		27

At 1 January 2022	177,696	13	11,152	88	1,815	89	190,663	190
Transfers from Stage 1 to Stage 2(3)	(5,834)	(1)	5,834	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	2,961	16	(2,961)	(16)	—	—	—	—
Transfers to Stage 3(3)	(278)	(2)	(448)	(11)	726	13	—	—
Transfers from Stage 3(3)	4	—	279	9	(283)	(9)	—	—
Transfers of financial instruments	(3,147)	13	2,704	(17)	443	4	—	—
Net ECL remeasurement on stage transfer(4)	—	(15)	—	40	—	8	—	33
Change in economic scenarios(2)	—	1	—	21	—	2	—	24
New lending and assets purchased(5)	35,028	7	529	11	1	—	35,558	18
Redemptions, repayments and assets sold(7)	(32,565)	(3)	(1,229)	(11)	(415)	(12)	(34,209)	(26)
Changes in risk parameters and other movements(6)	(47)	9	377	(1)	14	7	344	15
Assets written off(7)	—	—	—	—	(10)	(3)	(10)	(3)
At 31 December 2022	176,965	25	13,533	131	1,848	95	192,346	251
Net movement in the period	(731)	12	2,381	43	33	6	1,683	61

ECL charge/(release) to the Income Statement		12		43		9		64
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Total ECL charge/(release) to the Income Statement		12		43		6		61
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 67 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	23,838	83	3,888	166	572	145	28,298	394
Transfers from Stage 1 to Stage 2(3)	(1,376)	(1)	1,376	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	512	10	(512)	(10)	—	—	—	—
Transfers to Stage 3(3)	(118)	(3)	(258)	(8)	376	11	—	—
Transfers from Stage 3(3)	1	—	9	1	(10)	(1)	—	—
Transfers of financial instruments	(981)	6	615	(16)	366	10	—	—
Net ECL remeasurement on stage transfer(4)	—	(16)	—	29	—	64	—	77
Change in economic scenarios(2)	—	30	—	(30)	—	6	—	6
New lending and assets purchased(5)	7,257	5	132	6	38	10	7,427	21
Redemptions, repayments and assets sold(7)	(6,713)	(13)	(869)	(10)	(193)	(23)	(7,775)	(46)
Changes in risk parameters and other movements(6)	(834)	(19)	199	(13)	137	28	(498)	(4)
Assets written off (7)	—	—	—	—	(175)	(68)	(175)	(68)
At 31 December 2023	22,567	76	3,965	132	745	172	27,277	380
Net movement in the period	(1,271)	(7)	77	(34)	173	27	(1,021)	(14)

ECL (release)/charge to the Income Statement		(7)		(34)		95		54
Less: Discount unwind		—		—		(9)		(9)
Less: Recoveries net of collection costs		—		—		(5)		(5)
Total ECL (release)/charge to the Income Statement		(7)		(34)		81		40

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	20,604	50	5,914	127	827	248	27,345	425
Transfers from Stage 1 to Stage 2(3)	(2,195)	(14)	2,195	14	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,023	92	(4,023)	(92)	—	—	—	—
Transfers to Stage 3(3)	(172)	(1)	(111)	(13)	283	14	—	—
Transfers from Stage 3(3)	—	—	463	135	(463)	(135)	—	—
Transfers of financial instruments	1,656	77	(1,476)	44	(180)	(121)	—	—
Net ECL remeasurement on stage transfer(4)	—	(72)	—	(41)	—	61	—	(52)
Change in economic scenarios(2)	—	38	—	76	—	—	—	114
New lending and assets purchased(5)	8,629	16	228	19	43	12	8,900	47
Redemptions, repayments and assets sold(7)	(9,019)	(15)	(584)	(32)	(53)	(17)	(9,656)	(64)
Changes in risk parameters and other movements(6)	1,968	(11)	(194)	(27)	21	(14)	1,795	(52)
Assets written off (7)	—	—	—	—	(86)	(24)	(86)	(24)
At 31 December 2022	23,838	83	3,888	166	572	145	28,298	394
Net movement in the period	3,234	33	(2,026)	39	(255)	(103)	953	(31)

ECL charge/(release) to the Income Statement		33		39		(79)		(7)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		42		42
Total ECL charge/(release) to the Income Statement		33		39		(40)		32

Disclosure of Country Risk Exposures	The tables below show our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in line with
IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit.
We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place.
If so, we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation. The table below excludes balances with other Banco Santander group members. We show them separately in the section that immediately follows.

	2023						2022
		Financial institutions						Financial institutions
	Governments	Banks(1)	Other	Retail	Corporate	Total(2)	Governments	Banks(1)	Other	Retail	Corporate	Total(2)
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Eurozone
Ireland	—	—	3.1	—	0.1	3.2	—	—	2.3	—	0.1	2.4
Spain	—	—	—	—	—	—	—	—	—	—	—	—
France	0.1	1.7	0.8	—	—	2.6	0.1	0.8	0.5	—	—	1.4
Germany	—	0.2	0.3	—	—	0.5	—	0.3	—	—	0.1	0.4
Luxembourg	—	—	0.5	—	0.1	0.6	—	—	—	—	—	—
Other(3)	0.3	0.7	—	—	—	1.0	0.3	0.5	—	—	—	0.8
	0.4	2.6	4.7	—	0.2	7.9	0.4	1.6	2.8	—	0.2	5.0
Other countries
UK	38.5	1.7	6.5	206.0	25.0	277.7	44.1	1.8	5.8	217.3	26.9	295.9
US	—	0.7	—	—	—	0.7	0.1	0.9	0.1	—	—	1.1
Japan	2.0	0.9	—	—	—	2.9	1.1	0.3	—	—	—	1.4
Switzerland	2.1	—	—	—	—	2.1	1.2	—	—	—	—	1.2
Other	0.1	1.2	0.2	0.1	0.7	2.3	0.1	0.7	0.2	—	0.5	1.5
	42.7	4.5	6.7	206.1	25.7	285.7	46.6	3.7	6.1	217.3	27.4	301.1
Total	43.1	7.1	11.4	206.1	25.9	293.6	47.0	5.3	8.9	217.3	27.6	306.1
(1)Excludes balances with central banks.
(2)Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets.
(3)      Includes The Netherlands £0.3bn (2022: £0.1bn), Belgium £0.5bn (2022: £0.6bn), and Finland £0.1bn (2022: £0.1bn).

Disclosure of Balances with Other Banco Santander Group Companies	At 31 December 2023 and 31 December 2022, we had gross balances with other Banco Santander group members as follows:

	2023				2022
	Financial institutions				Financial institutions
	Banks	Other	Corporate	Total	Banks	Other	Corporate	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Assets
Spain	0.8	—	—	0.8	1.4	—	—	1.4
UK	—	4.6	—	4.6	—	4.2	—	4.2
	0.8	4.6	—	5.4	1.4	4.2	—	5.6
Liabilities
Spain	1.1	0.1	—	1.2	1.7	0.1	—	1.8
UK	—	14.3	—	14.3	—	15.6	—	15.6
	1.1	14.4	—	15.5	1.7	15.7	—	17.4

Disclosure of Borrower Profile

	Stock				New business
	2023		2022		2023		2022
	£m	%	£m	%	£m	%	£m	%
Home movers(1)	71,931	42	76,357	41	5,009	41	12,221	36
Remortgagers(2)	48,475	28	53,190	29	3,901	32	10,644	31
First-time buyers	36,868	21	37,971	21	3,015	25	8,129	24
Buy-to-let	15,585	9	16,799	9	239	2	3,133	9
	172,859	100	184,317	100	12,164	100	34,127	100
(1)'Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house.
(2)'Remortgagers’ are new customers who are taking a new mortgage with us.

Disclosure of Interest Rate Profile of Mortgage Assets Stock	The interest rate profile of our maturing mortgage asset stock was:

	2023		2022
	£m	%	£m	%
Fixed rate	153,207	89	163,622	89
Of which maturing:
–< 12 months	37,630	22	38,233	21
–Later than 1 year but no later than 3 years	65,502	38	38,213	21
–Later than 3 years but no later than 4 years	34,725	20	24,310	13
–Later than 4 years but no later than 5 years	10,977	6	24,888	14
–Later than 5 years	4,373	3	37,978	21
Variable rate	13,761	8	12,430	7
Standard Variable Rate (SVR)	3,915	2	5,645	3
Follow on Rate (FoR)	1,976	1	2,620	1
	172,859	100	184,317	100

Disclosure of Geographic Distribution of Mortgage Assets Stock	The geographical distribution of our mortgage asset stock and new business was:

	Stock		New business
	2023	2022	2023	2022
Region	£bn	£bn	£bn	£bn
London	44.0	47.0	2.9	8.3
Midlands and East Anglia	24.2	25.6	1.8	5.3
North	22.9	24.4	1.7	4.7
Northern Ireland	2.6	2.9	0.1	0.3
Scotland	6.4	6.8	0.6	1.2
South East excluding London	54.8	58.4	3.8	10.6
South West, Wales and other	18.0	19.2	1.3	3.7
	172.9	184.3	12.2	34.1

Disclosure of Mortgage Loan Size

Mortgage loan size	2023	2022
>£1.0m	2%	2%
£0.5m to £1.0m	10%	10%
£0.25m to £0.5m	31%	31%
<£0.25m	57%	57%
Average loan size (stock) (1)	£187k	£183k
Average loan size (new business)	£228k	£237k
(1) Average initial advance of existing stock.

Disclosure of LTV Distribution of Mortgage Assets Stock	This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, and new business.
We also show the collateral value and average LTV. We use our estimate of the property value at the balance sheet date and include fees that have been added to the loan. For flexible products, we only include the drawn amount, not undrawn limits.

	2023					2022
	Stock		Stage 3		New	Stock		Stage 3		New
	Total	ECL	Total	ECL	Business	Total	ECL	Total	ECL	Business
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	78,673	31	1,106	12	2,616	87,379	37	1,111	14	4,890
>50-60%	32,837	24	347	10	1,604	35,664	29	283	11	4,014
>60-70%	30,874	40	246	16	1,977	33,868	50	197	16	6,104
>70-80%	18,721	48	138	19	2,736	17,824	45	110	15	10,094
>80-90%	8,893	35	67	15	2,318	7,339	29	42	9	6,002
>90-100%	2,416	20	39	11	900	1,873	17	32	9	2,999
>100%	445	44	65	25	13	370	45	52	21	24
	172,859	242	2,008	108	12,164	184,317	252	1,827	95	34,127
Collateral value (1)	172,803		1,997		12,164	184,269		1,818		34,126

	%		%		%	%		%		%
Average LTV - Balance weighted(2)	51		49		66	50		47		69
(1)Collateral value is limited to the balance of each loan and excludes the impact of any over-collateralisation. Includes collateral against loans in negative equity of £389m (2022: £323m).
(2)Balance weighted LTV = (Loan 1 balance x (Loan 1 Balance/Loan 1 latest property valuation) + (Loan 2 balance x (loan 2 balance/Loan 2 latest property valuation) + ...) /(Loan 1 balance + Loan 2 balance+...).
Disclosure of Loan Modifications	The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2023	2022
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	346	315
–Net modification loss	5	7
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	79	91

	2023		2022
	Term extension	Interest-only	Term extension	Interest-only
	£m	£m	£m	£m
Stage 1	120	1,166	n/a	n/a
Stage 2	30	500	n/a	n/a
Stage 3	2	18	n/a	n/a
	152	1,684	n/a	n/a
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	Business banking	Credit cards	Overdrafts	Total
2023	£m	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	13	8	21
–Net modification loss	—	14	6	20
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	2	1	3

2022
Financial assets modified in the period:
–Amortised cost before modification	—	7	7	14
–Net modification loss	—	7	6	13
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	3	1	4
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2023	2022
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	189	240
–Net modification loss	10	8
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	27	15

Disclosure of Forbearance Balances	The balances at 31 December 2023 and 31 December 2022, analysed by their staging at the period-end and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Total	Loss allowances
2023	£m	£m	£m	£m	£m	£m
Stage 2	325	386	211	11	933	7
Stage 3	284	150	64	171	669	30
	609	536	275	182	1,602	37
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%

2022
Stage 2	309	319	240	6	874	11
Stage 3	298	140	65	190	693	31
	607	459	305	196	1,567	42
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%
(1)We base forbearance type on the first forbearance on the accounts.
The balances at 31 December 2023 and 31 December 2022 were:

	Interest-only(2)	Flexible	LTV >100%	Buy-to-Let
2023	£m	£m	£m	£m
Total	365	74	12	23
–Stage 2	216	55	3	16
–Stage 3	149	19	9	7

2022
Total	290	36	9	15
–Stage 2	111	19	—	11
–Stage 3	179	17	9	4
(1)Where a loan falls into more than one category, we have included it in all the categories that apply.
(2)Comprises full interest-only loans and part interest-only, part repayment loans.
The balances at 31 December 2023 and 31 December 2022 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2023	£m	£m	£m	£m	£m	£m
Total	3	1	47	19	67	70
–Stage 2	—	1	5	2	8	8
–Stage 3	3	—	42	17	59	62

2022
Total	3	1	34	16	51	54
–Stage 2	—	1	6	2	9	9
–Stage 3	3	—	28	14	42	45
We only make forbearance arrangements for lending to customers. The balances at 31 December 2023 and 31 December 2022, analysed by their staging at the period–end and the forbearance we applied, were:

	2023	2022
	£m	£m
Stock(1)
–Term extension	113	98
–Interest-only	215	238
–Other payment rescheduling	264	219
	592	555
Of which:
–Stage 1	2	17
–Stage 2	159	173
–Stage 3	431	365
	592	555
Proportion of portfolio	2.3%	2.0%
(1)We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.

Disclosure of Segments Exposure by Credit Rating	These tables show our credit risk exposure according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section) for each portfolio.
On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2023	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	166	911	2,970	3,497	3,575	1,439	118	12,676
Commercial Real Estate	—	—	360	1,684	2,132	972	209	1	5,358
Social Housing	43	3,032	4,881	—	—	—	—	—	7,956
	43	3,198	6,152	4,654	5,629	4,547	1,648	119	25,990
Of which:
Stage 1	43	3,130	6,152	4,618	4,715	2,363	141	118	21,280
Stage 2	—	68	—	36	914	2,184	762	1	3,965
Stage 3	—	—	—	—	—	—	745	—	745

2022
SME and mid corporate	—	336	923	2,341	3,299	5,327	1,791	106	14,123
Commercial Real Estate	—	2	111	2,044	2,128	936	185	1	5,407
Social Housing	44	4,028	3,956	6	—	—	—	—	8,034
	44	4,366	4,990	4,391	5,427	6,263	1,976	107	27,564
Of which:
Stage 1	39	4,364	4,944	4,202	4,773	4,289	386	107	23,104
Stage 2	5	2	46	189	654	1,974	1,018	—	3,888
Stage 3	—	—	—	—	—	—	572	—	572
(1)Smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.
These tables show our credit risk exposure according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section) for each portfolio.
On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2023	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	42,552	1,896	—	—	—	—	—	—	44,448
Structured Products	170	1,470	787	—	—	—	—	—	2,427
Financial Institutions	1,167	665	393	7	—	—	—	—	2,232
	43,889	4,031	1,180	7	—	—	—	—	49,107
Of which:
Stage 1	43,889	4,031	1,180	7	—	—	—	—	49,107
Stage 2	—	—	—	—	—	—	—	—	—
Stage 3	—	—	—	—	—	—	—	—	—

2022
Sovereign and Supranational	47,040	1,077	—	—	—	—	—	—	48,117
Structured Products	136	1,162	875	—	—	—	—	—	2,173
Financial Institutions	1,191	672	521	26	—	—	—	—	2,410
	48,367	2,911	1,396	26	—	—	—	—	52,700
Of which:
Stage 1	48,367	2,911	1,396	26	—	—	—	—	52,700
Stage 2	—	—	—	—	—	—	—	—	—
Stage 3	—	—	—	—	—	—	—	—	—
(1)Smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.

Disclosure of Segments Exposure by Geographical Distribution	We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead. At 31 December 2023 and 31 December 2022 this is mainly focused in the UK.
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2023					2022
	UK	Europe	US	Rest of World	Total	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	39,581	2,063	—	2,804	44,448	43,936	1,886	83	2,212	48,117
Structured Products	1,430	243	—	754	2,427	1,379	422	4	368	2,173
Financial Institutions	884	968	186	194	2,232	988	1,005	230	187	2,410
	41,895	3,274	186	3,752	49,107	46,303	3,313	317	2,767	52,700

Disclosure of Segments Exposure by Gross and Net Credit Exposure

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2023	£m	£m	£m
SME and mid corporate	627	190	437
Commercial Real Estate	118	28	90
	745	218	527

2022
SME and mid corporate	513	169	344
Commercial Real Estate	59	30	29
	572	199	373